Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,810	$ 1,931	$ 1,863
Capital work-in-progress	145	167	271	$ 311
Property, plant and equipment, Ending balance	1,863	1,810	1,931
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,388	3,322	3,096
Additions	302	484	470
Additions- Business Combinations (Refer to Note 2.10)	1	11	7
Deletions	(39)	(32)	(83)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)		(88)
Translation difference	130	(309)	(178)
Property, plant and equipment, Ending balance	3,782	3,388	3,322
Reclassified from assets held for sale (Refer to Note 2.10)			10
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(1,745)	(1,662)	(1,544)
Deletions	37	32	56
Depreciation	(292)	(286)	(255)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)		5
Translation difference	(64)	166	88
Property, plant and equipment, Ending balance	(2,064)	(1,745)	(1,662)
Reclassified from assets held for sale (Refer to Note 2.10)			(7)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	174	271	287
Property, plant and equipment, Ending balance	191	174	271
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	174	276	292
Additions	11	2	8
Deletions			(7)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)		(88)
Translation difference	6	(16)	(17)
Property, plant and equipment, Ending balance	191	174	276
Land | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance		(5)	(5)
Depreciation			(1)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)		5
Translation difference			1
Property, plant and equipment, Ending balance			(5)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	890	868	830
Property, plant and equipment, Ending balance	942	890	868
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,324	1,291	1,247
Additions	70	149	132
Deletions			(17)
Translation difference	51	(116)	(71)
Property, plant and equipment, Ending balance	1,445	1,324	1,291
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(434)	(423)	(417)
Deletions			15
Depreciation	(52)	(50)	(45)
Translation difference	(17)	39	24
Property, plant and equipment, Ending balance	(503)	(434)	(423)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	203	182	159
Property, plant and equipment, Ending balance	187	203	182
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	621	572	518
Additions	39	106	98
Additions- Business Combinations (Refer to Note 2.10)			1
Deletions	(4)	(2)	(15)
Translation difference	23	(55)	(30)
Property, plant and equipment, Ending balance	679	621	572
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(418)	(390)	(359)
Deletions	4	2	12
Depreciation	(63)	(67)	(62)
Translation difference	(15)	37	19
Property, plant and equipment, Ending balance	(492)	(418)	(390)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	236	239	192
Property, plant and equipment, Ending balance	274	236	239
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	882	855	749
Additions	156	131	173
Additions- Business Combinations (Refer to Note 2.10)	1	9	4
Deletions	(29)	(25)	(35)
Translation difference	35	(88)	(42)
Property, plant and equipment, Ending balance	1,045	882	855
Reclassified from assets held for sale (Refer to Note 2.10)			6
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(646)	(616)	(557)
Deletions	27	25	23
Depreciation	(129)	(121)	(109)
Translation difference	(23)	66	31
Property, plant and equipment, Ending balance	(771)	(646)	(616)
Reclassified from assets held for sale (Refer to Note 2.10)			(4)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	138	98	82
Property, plant and equipment, Ending balance	122	138	98
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	381	323	285
Additions	26	95	58
Additions- Business Combinations (Refer to Note 2.10)		2	2
Deletions	(6)	(5)	(9)
Translation difference	15	(34)	(17)
Property, plant and equipment, Ending balance	416	381	323
Reclassified from assets held for sale (Refer to Note 2.10)			4
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(243)	(225)	(203)
Deletions	6	5	6
Depreciation	(47)	(47)	(37)
Translation difference	(10)	24	12
Property, plant and equipment, Ending balance	(294)	(243)	(225)
Reclassified from assets held for sale (Refer to Note 2.10)			(3)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	2	2	2
Property, plant and equipment, Ending balance	2	2	2
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	6	5	5
Additions		1	1
Translation difference			(1)
Property, plant and equipment, Ending balance	6	6	5
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(4)	(3)	(3)
Depreciation	(1)	(1)	(1)
Translation difference	1		1
Property, plant and equipment, Ending balance	$ (4)	$ (4)	$ (3)